Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories
Schedule of inventories

	As of December 31,
	2023	2024
	RMB	RMB
Products	1,042,131	1,114,233
Packing materials and others	2,985	3,206
Inventories, net	1,045,116	1,117,439